Expense Example - VALUE LINE CAPITAL APPRECIATION FUND INC	Apr. 30, 2025 USD ($)
VALUE LINE CAPITAL APPRECIATION FUND INC
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	$ 1,080